Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of fair value of options granted was estimated using the Black-Scholes option pricing model
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2021	2020	2019
Exercise price	$1.69 - $8.75	$1.56 - $1.77	$0.72 - $8.32
Expected volatility	89.8% - 96.1%	88.77% - 90.84%	96.33% - 110.4%
Risk-free interest	0.67% - 1.02%	0.4% - 0.46%	1.03% - 2.54%
Expected life of up to (years)	6.22	6.2	6.16

Schedule of option activity
	Number of Share Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in years)
Balance as of January 1, 2019	1,008,001	$1.52
Granted	267,753	$1.76
Expired	(3,139)	$2.16
Balance as of December 31, 2019	1,272,615	$1.52	8.15
Granted	370,351	$1.60
Expired	(35,788)	$1.60
Forfeited	(137,667)	$1.68
Exercised	(13,750)	$0.88
Balance as of December 31, 2020	1,455,761	$1.68	7.69
Granted	108,929	$2.02
Expired	(13,875)	$2.94
Forfeited	(24,635)	$1.85
Exercised	(189,700)	$2.06
Balance as of December 31, 2021	1,336,480	$1.64	7.03
Exercisable at the end of year	858,994	$1.55	6.36

Schedule of share-based compensation the company recognized for share-based payments
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
Cost of revenues	15	16	12
Sales and marketing	15	26	36
Research and development	109	67	151
General and administrative	177	120	173
	316	229	372